Income Taxes (Tables)	12 Months Ended
Mar. 31, 2021
Disclosure Of Income Tax [Abstract]
Schedule of Deferred Taxes Expense (Income)

Deferred taxes expense:

	2021	2020

Origination and reversal of temporary differences	$(40,147,243)	$(6,300,795)
Change in unrecognized deductible temporary differences	35,548,666	10,902,135
Deferred tax (recovery) expense	$(4,598,577)	$4,601,340

Schedule of Reconciliation of Effective Tax Rate

Reconciliation of effective tax rate:

	2021	2020

Loss before income taxes	$(173,192,200)	$(56,261,922)

Basic combined Canadian statutory income tax rate [1]	26.50%	26.58%
Income tax	$(45,895,933)	$(14,954,419)
Increase (decrease) resulting from:
Change in unrecognized deductible temporary differences	35,548,666	10,902,135
Permanent difference on impairment on goodwill	1,322,012	4,525,915
Non deductible and tax exempt items	(2,122,277)	—
Non-deductible stock-based compensation	3,489,768	4,410,842
Difference in statutory tax rates of foreign subsidiaries	3,673,690	(190,567)
Other permanent differences and other	(614,503)	(92,566)
Total tax expense	$(4,598,577)	$4,601,340
[1]	The Canadian combined statutory income tax rate has decreased due to a reduction in the provincial statutory income tax rate.

Schedule of Recognized Deferred Tax Assets and Liabilities

The details of changes of deferred income taxes are as follows for the year ended March 31, 2021:

	Balance as at		Foreign		Balance as at
	March 31,	Business	exchange	Recognized in	March 31,
	2020	Acquisition	effect	net income	2021

Tax losses carried forward	$7,933,206	$6,972,625	$(549,926)	$(1,648,432)	$12,707,473
Research and development expenses	311,911	—	—	(311,911)	—
Intangible assets	(327,848)	(6,701,220)	22,726	(306,899)	(7,313,241)
Right-of-use assets	(349,530)	(267,373)	24,229	(248,986)	(841,660)
Goodwill	(7,055,900)	—	489,112	6,566,788	—
Property, plant and equipment	(4,656,049)	(4,032)	322,756	579,081	(3,758,244)
Lease liabilities	207,881	—	(14,410)	(193,471)	—
Tax credits receivable	(48,885)	—	—	59	(48,826)
Prepaid royalty income	(1,029,892)	—	—	441,352	(588,540)
Warrants	—	—	—	—	—
Other assets	—	—	122,042	(279,004)	(156,962)
	$(5,015,106)	$—	$416,529	$4,598,577	$—

The details of changes of deferred income taxes are as follows for the year ended March 31, 2020:

	Balance as at	Foreign		Balance as at
	March 31,	exchange	Recognized in	March 31,
	2019	effect	net income	2020

Tax losses carried forward	$5,926,010	$104,541	$1,902,655	$7,933,206
Research and development expenses	244,173	—	67,738	311,911
Intangible assets	(1,041,732)	27,293	686,591	(327,848)
Right-of-use assets	—	(5,165)	(344,365)	(349,530)
Goodwill	—	(311,098)	(6,744,802)	(7,055,900)
Property, plant and equipment	(3,813,728)	(37,777)	(804,544)	(4,656,049)
Lease liabilities	—	5,621	202,260	207,881
Tax credits receivable	(40,555)	—	(8,330)	(48,885)
Prepaid royalty income	(1,471,349)	—	441,457	(1,029,892)
	$(197,181)	$(216,585)	$(4,601,340)	$(5,015,106)

Schedule of Tax Losses Carried Forward

As at March 31, 2021, the amounts and expiry dates of tax attributes and temporary differences, for which no tax assets have been recognized, which are available to reduce future years’ taxable income were as follows. Deferred tax assets have not been recognized in respect of these items because it is not probable that future taxable profit will be available against which the Corporation can utilise the benefits there from.

	Federal	Provincial
Tax losses carried forward
2032	$—	$—
2033	1,827,000	—
2034	14,786,000	8,091,000
2035	7,876,000	7,522,000
2036	21,426,000	22,875,000
2037	11,667,000	11,667,000
2038	15,708,000	15,703,000
2039	23,953,000	24,577,000
2040	46,997,000	55,464,000
2041	101,989,000	101,301,000
	$246,229,000	$247,200,000

Research and development expenses, without time limitation	$11,415,368	$16,091,596

Other deductible temporary differences, without time limitation	$55,502,620	$55,645,953

Schedule of Unused Tax Credits

Unused federal Research and Development investment tax credits, for which no benefit has been recognized, may be used to reduce future federal income taxes payable and expire as follows:

2022	$76,000
2023	217,000
2024	75,000
2025	54,000
2026	91,000
2027	145,000
2028	64,000
2029	107,000
2030	206,000
2031	244,000
2032	129,000
2033	124,000
2034	106,000
2035	263,000
2036	210,000
2037	159,000
2038	63,000
2039	41,000
$2,374,000